SUMMARY INFORMATION ABOUT THE FUND
Investment Objective
Reynolds Blue Chip Growth Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	REYNOLDS BLUE CHIP GROWTH FUND REYNOLDS BLUE CHIP GROWTH FUND - REYNOLDS BLUE CHIP GROWTH FUND
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee (transfer agent charge of $15 for each wire redemption)	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	REYNOLDS BLUE CHIP GROWTH FUND REYNOLDS BLUE CHIP GROWTH FUND - REYNOLDS BLUE CHIP GROWTH FUND
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.09%
Other Expenses	0.71%
Total Annual Fund Operating Expenses	1.80%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
REYNOLDS BLUE CHIP GROWTH FUND REYNOLDS BLUE CHIP GROWTH FUND - REYNOLDS BLUE CHIP GROWTH FUND	183	566	975	2,116

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies
The Fund under normal market conditions invests 80% of its net assets in the common stocks of "growth" companies that, in the view of the Fund's investment adviser, are well-established in their industries and have a minimum market capitalization of at least  $1 billion (these companies are commonly referred to as "blue chip" companies). The Fund invests in securities of both domestic and foreign "blue chip" growth companies, with the Fund's investments in foreign companies generally being effected through American Depositary Receipts or
"ADRs," which are dollar-denominated securities of foreign issuers traded in the
U.S. The Fund may invest in ADRs through both sponsored and unsponsored arrangements.

The Fund's investment adviser bases investment decisions on company-specific factors (bottom-up investment approach) and general economic conditions
(top-down approach). When purchasing "blue chip" growth companies for the Fund, the Fund's investment adviser looks for companies that have some or all of the following attributes:

•a presence in expanding industries

•a superior and pragmatic growth strategy

•proprietary products, processes or services

•a potential for above-average unit and earnings growth

In pursuing its investment objective, the Fund has the discretion to purchase some securities that do not meet its normal investment criteria. In particular, the Fund may invest in companies that are not now "blue chip" companies, but which the Fund's investment adviser believes have the potential to become "blue chip" companies. These include:

•leading companies in smaller industries

•lesser known companies moving from a lower to a higher market share position within their industry group

The Fund's investment adviser will generally sell a portfolio security when the investment adviser believes:

•the security has achieved its value potential

•changing fundamentals signal a deteriorating value potential

•other securities have a better performance potential

While this sell discipline is likely to cause the Fund to have annual portfolio turnover rates that may exceed 300%, it also causes the Fund to keep seeking better alternatives.

Principal Risks
Investors in the Fund may lose money. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

• Market Risk - The prices of the stocks in which the Fund invests may decline for a number of reasons. These reasons include factors that are specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally. The price declines may be steep, sudden and/or prolonged.

• Growth Investing Risk - The investment adviser may be wrong in its assessment of a company's potential for growth and the growth stocks the Fund holds may not grow as the investment adviser anticipates. Finally, there are periods when investing in growth stocks falls out of favor with investors and these stocks may underperform.

• Technology Companies Risk - Technology companies may be subject to greater business risks and may be more sensitive to changes in economic conditions than other companies. The earnings of technology companies may fluctuate more than those of other companies because of short product cycles (technological obsolescence) and competitive pricing. Finally, there are periods when investing in stocks of technology companies falls out of favor with investors and these stocks may underperform.

• Medium Capitalization Companies Risk - There is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies, which can negatively affect the Fund's ability to sell these securities at quoted market prices.

• Smaller Capitalization Companies Risk - Small capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than large and medium capitalization companies. There is a risk that the securities of small capitalization companies may have limited liquidity and greater price volatility than securities of large and medium capitalization companies, which can negatively affect the Fund's ability to sell these securities at quoted market prices. Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and these stocks may underperform.

• Foreign Securities Risk - There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

• Portfolio Turnover Risk - High portfolio turnover necessarily results in greater transaction costs, such as brokerage commissions, which the Fund must pay and short term capital gains (or losses) to investors. Greater transaction costs may reduce Fund performance. Distributions to shareholders of short-term capital gains are taxed as ordinary income under current federal income tax laws.

• Frequent Trading Risk - Frequent purchases and redemptions of shares of the
Fund by a shareholder may harm other shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. However, the Fund's Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of shares of the Fund because the Fund has not experienced frequent purchases and redemptions of shares of the Fund that have been disruptive to the Fund. The
Fund's Board of Directors may reconsider its decision not to adopt policies and procedures if it determines that there is unusual trading in shares of the Fund.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals and who are comfortable with an investment that will fluctuate in value.

Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5 and 10 years compare to the performance of the S&P 500® Index. For additional information on this index, please see "Index Description" in the
Prospectus. Please keep in mind that the Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website at
www.reynoldsfunds.com or by calling the Fund toll-free at 1-800-773-9665.

The bar chart shows changes in the Fund's performance from year to year.

REYNOLDS BLUE CHIP GROWTH FUND (Total return per calendar year)

During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 21.89% (quarter ended September 30, 2009) and the lowest total return for a quarter was ( 25.21%) (quarter ended March 31, 2001).

After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts.

The Fund's return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Average Annual Total Returns (for the periods ending December 31, 2010 )
Average Annual Total Returns REYNOLDS BLUE CHIP GROWTH FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
S&P 500 Index	S&P 500® Index (reflects no deductions for fees, expenses and taxes)	15.06%	2.29%	1.41%
REYNOLDS BLUE CHIP GROWTH FUND - REYNOLDS BLUE CHIP GROWTH FUND	Return Before Taxes	24.57%	12.99%	1.15%
REYNOLDS BLUE CHIP GROWTH FUND - REYNOLDS BLUE CHIP GROWTH FUND After Taxes on Distributions	Return After Taxes on Distributions	24.57%	12.96%	1.14%
REYNOLDS BLUE CHIP GROWTH FUND - REYNOLDS BLUE CHIP GROWTH FUND After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	15.97%	11.38%	0.98%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	REYNOLDS FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000832574
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
REYNOLDS BLUE CHIP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY INFORMATION ABOUT THE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Reynolds Blue Chip Growth Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund under normal market conditions invests 80% of its net assets in the common stocks of "growth" companies that, in the view of the Fund's investment adviser, are well-established in their industries and have a minimum market capitalization of at least  $1 billion (these companies are commonly referred to as "blue chip" companies). The Fund invests in securities of both domestic and foreign "blue chip" growth companies, with the Fund's investments in foreign companies generally being effected through American Depositary Receipts or
"ADRs," which are dollar-denominated securities of foreign issuers traded in the
U.S. The Fund may invest in ADRs through both sponsored and unsponsored arrangements.

The Fund's investment adviser bases investment decisions on company-specific factors (bottom-up investment approach) and general economic conditions
(top-down approach). When purchasing "blue chip" growth companies for the Fund, the Fund's investment adviser looks for companies that have some or all of the following attributes:

•a presence in expanding industries

•a superior and pragmatic growth strategy

•proprietary products, processes or services

•a potential for above-average unit and earnings growth

In pursuing its investment objective, the Fund has the discretion to purchase some securities that do not meet its normal investment criteria. In particular, the Fund may invest in companies that are not now "blue chip" companies, but which the Fund's investment adviser believes have the potential to become "blue chip" companies. These include:

•leading companies in smaller industries

•lesser known companies moving from a lower to a higher market share position within their industry group

The Fund's investment adviser will generally sell a portfolio security when the investment adviser believes:

•the security has achieved its value potential

•changing fundamentals signal a deteriorating value potential

•other securities have a better performance potential

While this sell discipline is likely to cause the Fund to have annual portfolio turnover rates that may exceed 300%, it also causes the Fund to keep seeking better alternatives.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Investors in the Fund may lose money. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

• Market Risk - The prices of the stocks in which the Fund invests may decline for a number of reasons. These reasons include factors that are specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally. The price declines may be steep, sudden and/or prolonged.

• Growth Investing Risk - The investment adviser may be wrong in its assessment of a company's potential for growth and the growth stocks the Fund holds may not grow as the investment adviser anticipates. Finally, there are periods when investing in growth stocks falls out of favor with investors and these stocks may underperform.

• Technology Companies Risk - Technology companies may be subject to greater business risks and may be more sensitive to changes in economic conditions than other companies. The earnings of technology companies may fluctuate more than those of other companies because of short product cycles (technological obsolescence) and competitive pricing. Finally, there are periods when investing in stocks of technology companies falls out of favor with investors and these stocks may underperform.

• Medium Capitalization Companies Risk - There is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies, which can negatively affect the Fund's ability to sell these securities at quoted market prices.

• Smaller Capitalization Companies Risk - Small capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than large and medium capitalization companies. There is a risk that the securities of small capitalization companies may have limited liquidity and greater price volatility than securities of large and medium capitalization companies, which can negatively affect the Fund's ability to sell these securities at quoted market prices. Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and these stocks may underperform.

• Foreign Securities Risk - There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

• Portfolio Turnover Risk - High portfolio turnover necessarily results in greater transaction costs, such as brokerage commissions, which the Fund must pay and short term capital gains (or losses) to investors. Greater transaction costs may reduce Fund performance. Distributions to shareholders of short-term capital gains are taxed as ordinary income under current federal income tax laws.

• Frequent Trading Risk - Frequent purchases and redemptions of shares of the
Fund by a shareholder may harm other shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. However, the Fund's Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of shares of the Fund because the Fund has not experienced frequent purchases and redemptions of shares of the Fund that have been disruptive to the Fund. The
Fund's Board of Directors may reconsider its decision not to adopt policies and procedures if it determines that there is unusual trading in shares of the Fund.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals and who are comfortable with an investment that will fluctuate in value.

Risk, Lose Money	rr_RiskLoseMoney	Investors in the Fund may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5 and 10 years compare to the performance of the S&P 500® Index. For additional information on this index, please see "Index Description" in the
Prospectus. Please keep in mind that the Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website at
www.reynoldsfunds.com or by calling the Fund toll-free at 1-800-773-9665.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-773-9665
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.reynoldsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance from year to year.

Annual Return, Caption	rr_AnnualReturnCaption	REYNOLDS BLUE CHIP GROWTH FUND (Total return per calendar year)
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 21.89% (quarter ended September 30, 2009) and the lowest total return for a quarter was ( 25.21%) (quarter ended March 31, 2001).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts.

The Fund's return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ending December 31, 2010 )
REYNOLDS BLUE CHIP GROWTH FUND | REYNOLDS BLUE CHIP GROWTH FUND - REYNOLDS BLUE CHIP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBCGX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (transfer agent charge of $15 for each wire redemption)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	183
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,116
Annual Return 2001	rr_AnnualReturn2001	(28.98%)
Annual Return 2002	rr_AnnualReturn2002	(36.56%)
Annual Return 2003	rr_AnnualReturn2003	41.82%
Annual Return 2004	rr_AnnualReturn2004	(1.43%)
Annual Return 2005	rr_AnnualReturn2005	(3.33%)
Annual Return 2006	rr_AnnualReturn2006	1.37%
Annual Return 2007	rr_AnnualReturn2007	8.29%
Annual Return 2008	rr_AnnualReturn2008	(5.09%)
Annual Return 2009	rr_AnnualReturn2009	41.87%
Annual Return 2010	rr_AnnualReturn2010	24.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.21%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.15%
REYNOLDS BLUE CHIP GROWTH FUND | REYNOLDS BLUE CHIP GROWTH FUND - REYNOLDS BLUE CHIP GROWTH FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.14%
REYNOLDS BLUE CHIP GROWTH FUND | REYNOLDS BLUE CHIP GROWTH FUND - REYNOLDS BLUE CHIP GROWTH FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.98%
REYNOLDS BLUE CHIP GROWTH FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses and taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%